Condensed Consolidated Statements Of Stockholders’ Deficit (Unaudited) (Parentheticals)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Statement of Stockholders' Equity [Abstract]
Convertible promissory notes	12.00%	12.00%	12.00%